Goodwill and Other Intangible Assets - Expected Future Amortization (Details) $ in Millions	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 6
2023	6
2024	6
2025	6
2026	$ 6